united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Class A Shares – LSEAX
Class I Shares – LSEIX

Semi-Annual Report
March 31, 2015

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2015

The Fund’s performance figures* for the periods ended March 31, 2015, compared to its benchmark:

			Annualized Since
			Inception
	Six Months	One Year	December 31, 2012
Persimmon Long Short Fund - Class A	3.31%	2.84%	5.69%
Persimmon Long Short Fund - Class A with load **	(1.88)%	(2.30)%	3.29%
Persimmon Long Short Fund - Class I	3.39%	3.11%	5.98%
S&P 500 Total Return Index ***	5.93%	12.73%	20.47%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2015 are 4.39% and 4.14% for Class A and I Shares respectively. Class A shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-855-233-8300.
** Class A with load total return is calculated using the maximum sales charge of 5.00%.
*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

Top Ten Holdings by Industry as of
March 31, 2015	% of Net Assets
Computers	8.2%
Software	7.9%
Commercial Services	6.5%
Retail	5.1%
Internet	4.6%
Pharmaceuticals	4.6%
REITS	4.3%
Chemicals	3.7%
Mining	2.7%
Other, Cash & Cash Equivalents	52.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	COMMON STOCK - 79.9%
	AEROSPACE/DEFENSE - 1.2%
682	HEICO Corp.	$41,650
1,439	Transdigm Group, Inc. ^	314,738
		356,388
	AGRICULTURE - 0.4%
2,765	Archer-Daniels-Midland Co. ^	131,061

	AIRLINES - 2.4%
15,776	Delta Air Lines, Inc.	709,289

	APPAREL - 2.1%
311	Deckers Outdoor Corp. * ^	22,662
52,391	Sequential Brands Group, Inc. * ^	560,584
540	Under Armour, Inc. * ^	43,605
		626,851
	AUTO MANUFACTURERS - 1.3%
10,590	General Motors Co.	397,125

	AUTO PARTS & EQUIPMENT - 0.5%
2,022	Dorman Products, Inc. *	100,594
1,054	Thermage, Inc. *	53,238
		153,832
	BANKS - 1.9%
3,605	Bank of New York Mellon Corp.	145,065
1,029	Independent Bank Group, Inc.	40,038
3,081	Signature Bank * ^	399,236
		584,339
	BEVERAGES - 1.5%
1,175	Anheuser-Busch InBev - ADR	143,244
6,533	Coca-Cola Co. ^	264,913
12,388	MusclePharm Corp. *	55,746
		463,903
	BIOTECHNOLOGY - 1.9%
985	Amgen, Inc.	157,452
506	BioMarin Pharmaceutical, Inc. * ^	63,058
1,805	Gilead Sciences, Inc. * ^	177,125
785	Puma Biotechnology, Inc. * ^	185,346
		582,981
	CHEMICALS - 3.7%
1,420	Ashland, Inc. ^	180,780
2,293	CF Industries Holdings, Inc.	650,478
1,815	EI Du Pont de Nemours & Co.	129,718
1,400	International Flavors & Fragrance, Inc.	164,360
		1,125,336
	COMMERCIAL SERVICES - 6.5%
3,490	Advisory Board Co. * ^	185,947
154	Ascent Media Corp. *	6,131
5,192	Avis Budget Group, Inc. * ^	306,406
2,165	Cintas Corp. ^	176,729
40,111	Command Security Corp. *	76,612
7,224	Electro Rent Corp.	81,920
5,229	Examworks Group, Inc. * ^	217,631
2,128	FirstService Corp. ^	137,724
11,696	Hertz Global Holdings, Inc. *	253,569
1,635	Moody’s Corp. ^	169,713
712	NEFF Corp. *	7,504
1,704	Nord Anglia Education, Inc. *	38,715
2,995	Paylocity Holding Corp. *	85,777
3,185	Trinet Group, Inc. *	112,208
38,913	Xueda Education Group - ADR ^	105,065
		1,961,651
	COMPUTERS - 8.2%
5,870	Apple, Inc. ^	730,404
10,387	Computer Sciences Corp.	678,063
1,356	EPAM Systems, Inc. *	83,109

See accompanying notes to financial statements

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	COMPUTERS (Continued) - 8.2%
1,886	Fleetmatics Group PLC * ^	$84,587
3,675	Hewlett-Packard Co. ^	114,513
1,413	IHS, Inc. * ^	160,743
254	NCR Corp. *	7,495
9,504	Science Applications International Corp.	488,030
3,389	VeriFone Systems, Inc. * ^	118,242
		2,465,186
	COSMETICS/PERSONAL CARE - 0.2%
3,833	Elizabeth Arden, Inc. *	59,795

	DISTRIBUTION/WHOLESALE - 1.2%
415	H&E Equipment Services, Inc.	10,371
4,945	HD Supply Holdings, Inc. *	154,061
7,757	LKQ Corp. * ^	198,269
		362,701
	DIVERSIFIED FINANCIAL SERVICES- 1.7%
799	Affiliated Managers Group, Inc. *	171,609
3,251	Evercore Partners, Inc. - Cl. A	167,947
117	On Deck Capital, Inc. *	2,491
1,092	Virtus Investment Partners, Inc. ^	142,801
735	WageWorks, Inc. * ^	39,198
		524,046
	ELECTRIC - 0.5%
1,745	Entergy Corp. ^	135,220

	ELECTRONICS - 0.5%
2,105	TE Connectivity Ltd.	150,760

	ENTERTAINMENT - 2.2%
11,938	Isle of Capri Casinos, Inc. *	167,729
26,097	Seaworld Entertainment, Inc. ^	503,150
		670,879
	ENVIRONMENTAL CONTROL - 0.3%
1,934	Waste Connections, Inc. ^	93,103

	FOOD - 2.5%
1,540	Fresh Market, Inc. * ^	62,586
1,450	Ingredion, Inc.	112,839
2,094	Pilgrim’s Pride Corp.	47,303
165	Sanderson Farms, Inc.	13,142
13,091	Tyson Foods, Inc. ^	501,385
		737,255
	HEALTHCARE PRODUCTS - 0.5%
4,749	Insulet Corp. *	158,379

	HEALTHCARE SERVICES - 0.7%
1,200	Humana, Inc. ^	213,624

	INSURANCE - 1.7%
6,083	American Int’l Group, Inc.	333,288
4,089	Greenlight Capital Re, Ltd. * ^	130,030
1,338	Third Point Reinsurance Ltd. *	18,933
1,596	United Insurance Holdings Co.	35,910
		518,161
	INTERNET - 4.6%
725	Baidu, Inc. - ADR * ^	151,090
1,125	F5 Networks, Inc. * ^	129,308
3,117	Facebook, Inc. *	256,264
7,162	Interactive Corp.	483,220
3,994	VeriSign, Inc. *	267,478
2,733	Wayfair, Inc. *	87,784

	LEISURE TIME - 0.3%	1,375,144
10,486	Black Diamond, Inc. *	99,093

See accompanying notes to financial statements

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	LODGING - 2.1%
50,669	Belmond Ltd. * ^	$622,215

	MACHINERY - DIVERSIFIED - 0.4%
1,018	Middleby Corp. *	104,497

	METAL FABRICATE/HARDWARE - 0.1%
1,112	Rexnord Corp. *	29,679

	MINING - 2.7%
47,406	Dominion Diamond Corp. * ^	810,169

	MISCELLANEOUS MANUFACTURING - 0.5%
845	3M Co. ^	139,383

	OIL & GAS - 0.4%
1,270	Exxon Mobil Corp.	107,950

	OIL & GAS SERVICES - 0.2%
302	Dril-Quip, Inc. * ^	20,654
110	Geospace Technologies Corp. *	1,816
2,275	Natural Gas Services Group, Inc. *	43,726
		66,196
	PHARMACEUTICALS - 4.6%
5,422	Acadia Pharmaceuticals, Inc. *	176,703
1,705	Auspex Pharmaceuticals, Inc. *	170,960
2,555	Hospira, Inc. *	224,431
2,671	Johnson & Johnson	268,703
625	McKesson Corp.	141,375
1,425	Mead Johnson Nutrition Co. ^	143,255
4,634	Merck & Co., Inc.	266,362
		1,391,789
	REITS - 4.3%
550	AvalonBay Communities, Inc.	95,838
1,075	Boston Properties, Inc. ^	151,016
1,905	Equity Residential ^	148,323
65,463	Felcor Lodging Trust, Inc. ^	752,170
1,215	Vornado Realty Trust ^	136,080
		1,283,427
	RETAIL - 5.1%
2,306	Chuy’s Holding, Inc. *	51,954
1,705	CVS Caremark Corp. ^	175,973
15,237	Del Frisco’s Restaurant Group, Inc. *	307,026
4,638	Francesca’s Holdings Corp. * ^	82,556
817	Mens Wearhouse, Inc.	42,648
1,698	Nordstrom, Inc.	136,383
3,757	Signet Jewelers Ltd. ^	521,434
1,350	TJX Cos., Inc.	94,568
1,630	Wal-Mart Stores, Inc. ^	134,068
		1,546,610
	SAVING & LOANS - 1.1%
3,490	BofI Holding, Inc. * ^	324,710

	SEMICONDUCTORS - 0.6%
5,700	Applied Materials, Inc.	128,592
423	IPG Photonics Corp. * ^	39,212
		167,804
	SOFTWARE - 7.9%
2,100	Check Point Software Technologies Ltd. *	172,137
399	Envestnet, Inc. * ^	22,376
2,194	IMS Health Holdings, Inc. *	59,392
15,828	Incontact, Inc. *	172,526
17,475	Microsoft Corp. ^	710,446
7,952	Monotype Imaging Holdings, Inc.	259,553
2,690	Open Text Corp.	142,274
3,917	RealPage, Inc. * ^	78,888

See accompanying notes to financial statements

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value

	SOFTWARE (Continued) - 7.9%
1,703	Solera Holdings, Inc. ^		$87,977
2,436	SPS Commerce, Inc. * ^		163,456
11,650	Take-Two Interactive Software, Inc. *		296,551
1,297	Ultimate Software Group, Inc. * ^		220,432
			2,386,008
	TELECOMMUNICATIONS - 0.2%
593	Neustar, Inc. - Cl. A *		14,600
5,526	Orbcomm, Inc. *		32,990
			47,590
	TRANSPORTATION - 1.2%
1,783	Landstar Systems, Inc.		118,213
1,275	Norfolk Southern Corp.		131,223
2,121	XPO Logistics, Inc. *		96,442
			345,878

	TOTAL COMMON STOCK (Cost - $20,991,950)		24,030,007

Contracts ++		Expiration
	PURCHASED PUT OPTIONS - 0.1%
12	Box, Inc. Cl. A @22.50	9/18/2015	7,800
24	Box, Inc. Cl. A @20.00	9/18/2015	11,184
	TOTAL PURCHASED PUT OPTIONS (Cost - $22,087)		18,984

Shares
	SHORT-TERM INVESTMENT - 21.1%
	MONEY MARKET FUND - 21.1%
6,346,213	Dreyfus Cash Management - Institutional Shares - 0.00% + ^		6,346,213
29,708	Dreyfus Treasury Cash Management - Institutional Shares - 0.03% +		29,708
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,375,921)		6,375,921

	TOTAL INVESTMENTS - 101.1% (Cost - $27,389,958) (a)		$30,424,912
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1) %		(342,001)
	NET ASSETS - 100.0%		$30,082,911
	SECURITIES SOLD SHORT - 31.1%
	COMMON STOCK - 18.4%
	ADVERTISING - 0.1%
852	MDC Partners, Inc.		24,154

	APPAREL - 1.2%
2,821	Michael Kors Holdings Ltd. *		185,481
2,164	VF Corp.		162,971
			348,452
	AUTO PARTS & EQUIPMENT - 0.8%
1,985	BorgWarner, Inc.		120,053
2,115	Tenneco Automotive, Inc. *		121,443
			241,496
	BEVERAGES - 0.2%
1,578	Coca-Cola Co.		63,988

	BUILDING MATERIALS - 0.2%
842	Drew Industries, Inc.		51,817

	COMMERCIAL SERVICES - 0.6%
1,718	Ambow Education Holding Ltd. - ADR *		69
11,051	Care.com, Inc. *		83,767
2,435	Grand Canyon Education, Inc. *		105,435
			189,271
	COMPUTERS - 0.4%
8,305	Logitech International S.A.		109,211

	COSMETICS/PERSONAL CARE - 0.4%
14,015	Avon Products, Inc.		111,980

See accompanying notes to financial statements

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	DISTRIBUTION/WHOLESALE - 0.3%
3,775	LKQ Corp *	$96,489

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
530	Affiliated Managers Group *	113,833
7,008	Calamos Asset Management, Inc.	94,258
2,770	LPL Investment Holdings, Inc.	121,492
		329,583
	ELECTRONICS - 0.4%
4,212	Brady Corp.	119,157

	ENERGY-ALTERNATE SOURCES - 0.8%
193	Amyris, Inc. *	463
1,850	First Solar, Inc. *	110,612
2,548	SolarCity Corp. *	130,661
193	Solazyme, Inc. *	552
		242,288
	FOOD - 1.1%
3,707	Pilgrim’s Pride Corp.	83,741
1,794	Sanderson Farms, Inc.	142,892
10,079	Senomyx, Inc. *	44,448
2,025	Sprout Farmers Markets, Inc. *	71,341
		342,422
	HEALTHCARE PRODUCTS - 0.4%
1,710	St. Jude Medical, Inc.	111,834

	HOME FURNISHINGS - 0.1%
90	Whirlpool Corp.	18,185

	INSURANCE - 0.3%
1,850	Blue Capital Reinsurance Holdings Ltd.	32,024
168	Montpelier Re Holdings Ltd.	6,458
1,061	Validus Holdings Ltd.	44,668
		83,150
	INTERNET - 0.7%
2,437	Blue Nile, Inc. *	77,594
384	Rubicon Project, Inc. *	6,881
2,950	Web MD Health Corp. *	129,313
		213,788
	LEISURE TIME - 0.8%
1,726	Polaris Industries, Inc.	243,539

	MACHINERY - CONSTRUCTION & MINING - 0.4%
2,620	Oshkosh Corp.	127,830

	MACHINERY - DIVERSIFIED - 0.3%
5,199	Briggs & Stratton Corp.	106,787

	OIL & GAS - 2.4%
3,475	Cabot Oil & Gas Corp.	102,617
1,585	Diamondback Energy, Inc. *	121,791
6,127	Exxon Mobil Corp.	520,796
		745,204
	OIL & GAS SERVICES - 1.0%
21,700	TETRA Technologies, Inc. *	134,106
12,032	Weatherford International Ltd. *	147,994
6,237	Willbros Group, Inc. *	20,644
		302,744
	PHARMACEUTICALS - 0.1%
4,585	Mannkind Corp. *	23,842
3,975	VIVUS, Inc. *	9,779
		33,621
	RETAIL - 3.5%
4,019	Bed Bath & Beyond, Inc. *	308,559
9,844	Bloomin’ Brands, Inc.	239,505
35	Freshpet, Inc. *	680

See accompanying notes to financial statements

Persimmon Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	RETAIL (Continued) - 3.5%
2,300	Mens Wearhouse, Inc.	$120,060
1,838	Sears Holding Corp. *	76,056
1,361	Target Corp.	111,697
2,532	Williams Sonoma, Inc.	201,825
		1,058,382
	SEMICONDUCTORS - 0.3%
2,779	Intel Corp.	86,899

	SOFTWARE - 0.4%
3,113	Castlight Health, Inc. *	24,157
1,660	Guidewire Software, Inc. *	87,333
		111,490
	TELECOMMUNICATIONS - 0.1%
863	NETGEAR, Inc.	28,375

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $5,627,997)	5,542,136
	EXCHANGE TRADED FUNDS - 12.7%
7,393	Consumer Staples Select Sector SPDR Fund	360,335
10,482	iShares Russell 2000 ETF	1,303,437
2,228	iShares Russell 2000 Growth ETF	337,653
535	Powershares QQQ Trust Series 1	56,496
135	PowerShares NASDAQ Internet Portfolio	9,478
8,483	SPDR S&P 500 ETF Trust	1,751,146
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $3,705,601)	3,818,545

	TOTAL SECURTIES SOLD SHORT (Proceeds - $9,333,598)	9,360,681

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETF - Exchange Traded Fund
REITS - Real Estate Investment Trusts
* Non-income producing security.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2015.
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
++ Each option contract allows the holder to purchase/sell 100 shares of the underlying security at the exercise price.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and options) is $18,296,336 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,493,587
Unrealized depreciation	(725,692)
Net unrealized appreciation	$2,767,895

See accompanying notes to financial statements

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

ASSETS
Investment securities:
At cost	$27,389,958
At fair value	30,424,912
Segregated cash at broker	9,238,037
Receivable for securities sold	98,806
Dividends and Interest receivable	18,629
Prepaid expenses and other assets	4,936
TOTAL ASSETS	39,785,320

LIABILITIES
Securities sold short, at fair value (proceeds $9,333,598)	9,360,681
Payable for investments purchased	197,475
Investment advisory fees payable	54,419
Distribution (12b-1) fees payable	1
Dividends payable on securities sold short	11,092
Accrued expenses and other liabilities	78,741
TOTAL LIABILITIES	9,702,409
NET ASSETS	$30,082,911

Composition of Net Assets:
Paid in capital	$27,461,241
Accumulated net investment loss	(875,025)
Accumulated net realized gain from investments, securities sold short,
option contracts purchased and option contracts written	488,824
Net unrealized appreciation of investments, securities sold short,
option contracts purchased and option contracts written	3,007,871
NET ASSETS	$30,082,911

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,831
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	258
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a) ^	$10.96
Maximum offering price per share
(net asset value plus maximum sales charge of 5.00%) (b)	$11.54

Class I Shares:
Net Assets	$30,080,080
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,727,227
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$11.03

(a) The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.
(b) On investments of $50,000 or more, the sales charge is reduced.
^ NAV may not recalculate due to rounding.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $507)	$173,922
Interest	301
TOTAL INVESTMENT INCOME	174,223

EXPENSES
Advisory fees	296,339
Distribution (12b-1) fees:
Class A	4
Dividend paid on securities sold short	79,150
Interest expenses	43,701
Administrative services fees	24,562
Accounting services fees	21,972
Compliance officer fees	19,505
Custodian fees	16,434
Legal fees	15,467
Transfer agent fees	15,939
Printing and postage expenses	9,733
Trustees fees and expenses	9,724
Audit fees	8,228
Registration fees	2,577
Insurance expense	66
Other expenses	7,923
TOTAL EXPENSES	571,324
Less: Fees waived by the Advisor	(2,826)
NET EXPENSES	568,498

NET INVESTMENT LOSS	(394,275)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	1,715,175
Securities sold short	(425,765)
Options contracts purchased	22,719
Options contracts written	(202,252)
Net Realized Gain	1,109,877

Net change in unrealized appreciation (depreciation) on:
Investments	586,084
Securities sold short	(281,260)
Options contracts written	(1,831)
Options contracts purchased	(18,804)
Net Change in Unrealized Appreciation	284,189

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,394,066

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$999,791

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(394,275)	$(706,021)
Net realized gain (loss) on investments	1,109,877	1,796,861
Net change in unrealized appreciation (depreciation) on investments	284,189	(39,670)
Net increase in net assets resulting from operations	999,791	1,051,170

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(89)	0 (a)
Class I	(945,810)	(534)
Total distributions to shareholders	(945,899)	(534)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	785,364	2,082,689
Net asset value of shares issued in reinvestment of distributions:
Class A	89	0 (a)
Class I	945,593	534
Redemption fee proceeds:
Class A	—	0 (b)
Class I	—	176
Payments for shares redeemed:
Class I	(1,456,476)	(1,266,030)
Net increase from shares of beneficial interest transactions	274,570	817,369

NET INCREASE IN NET ASSETS	328,462	1,868,005

NET ASSETS
Beginning of Period	29,754,449	27,886,444
End of Period *	$30,082,911	$29,754,449
*Includes accumulated net investment loss of:	$(875,025)	$(480,750)

SHARE ACTIVITY
Class A:
Shares Reinvested	8	0 (c)
Net increase in shares of beneficial interest outstanding	8	0 (c)

Class I:
Shares Sold	72,645	190,858
Shares Reinvested	87,312	49
Shares Redeemed	(133,345)	(115,778)
Net increase in shares of beneficial interest outstanding	26,612	75,129

(a) Represents $0.05.
(b) Represents $0.02.
(c) Represents less than 1 share.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period
			Class A
	Six Months Ended		Year Ended		Period Ended
	March 31, 2015		September 30, 2014		September 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$10.96		$10.60		$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.16)		(0.29)		(0.23)
Net realized and unrealized gain on investments	0.52		0.65		0.83
Total from investment operations	0.36		0.36		0.60

Less distributions from:
Net realized gains	(0.36)		0.00	(3)	—
Total distributions	(0.36)		0.00	(3)	—

Redemption fees collected	—		0.00	(3)	0.00	(3)
Net asset value, end of period	$10.96		$10.96		$10.60

Total return (4)	3.31	% (5)	3.40%		6.00	% (5)
Net assets, at end of period (000s)	$3		$3		$3

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (6)	4.09	% (7)	4.34	4.96	% (7)

Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense	4.07	% (7)	4.08%	4.25	% (7)

Ratio of net investment loss to average net assets (8)	(2.90	% (7)	(2.64)%	(2.94	% (7)

Portfolio Turnover Rate	99	% (5)	181%	203	% (5)

Other data:

Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (6)	3.26	% (7)	3.49%	3.95	% (7)

Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense	3.24	% (7)	3.24%	3.24	% (7)

(1) The Fund commenced operations on December 31, 2012.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class I
	Six Months Ended		Year Ended		Period Ended
	March 31, 2015		September 30, 2014		September 30, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$11.02		$10.62		$10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.14)		(0.26)		(0.22)
Net realized and unrealized gain on investments	0.51		0.66		0.84
Total from investment operations	0.37		0.40		0.62

Less distributions from:
Net realized gains	(0.36)		0.00	(3)	—
Total distributions	(0.36)		0.00	(3)	—

Redemption fees collected	—		0.00	(3)	0.00	(3)
Net asset value, end of period	$11.03		$11.02		$10.62

Total return (4)	3.39	% (5)	3.77%		6.20	% (5)
Net assets, at end of period (000s)	$30,080		$29,752		$27,884

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (6)	3.84	% (7)	4.09%	4.71%	(7)

Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense	3.82	% (7)	3.83%	4.00%	(7)

Ratio of net investment loss to average net assets (8)	(2.65	)% (7)	(2.39)%	(2.93%	(7)

Portfolio Turnover Rate	99	% (5)	181%	203%	(5)

Other data:

Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (6)	3.01	% (7)	3.24%	3.70%	(7)

Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense	2.99	% (7)	2.99%	2.99%	(7)

(1) The Fund commenced operations on December 31, 2012.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized for periods less than one full year.
(8) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1.           ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks to achieve long-term capital appreciation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. Both classes are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team or committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisors, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisors to make such a judgment include, but are not

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisors is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$24,030,007	$—	$—	$24,030,007
Purchased Put Options	18,984	—	—	18,984
Short-Term Investments	6,375,921	—	—	6,375,921
Total Investments	$30,424,912	$—	$—	$30,424,912
Liabilities
Securities Sold Short
Common Stocks	$5,542,136	$—	$—	$5,542,136
Exchange Traded Funds	3,818,545	—	—	3,818,545
Total Liabilities	$9,360,681	$—	$—	$9,360,681

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities. There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment Income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years (2013-2014) or expected to be taken in the Fund’s 2015 return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $23,555,430 and $26,221,485, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted to $15,343,734 and $17,080,791, respectively.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended March 31, 2015, the Fund had losses from options contracts of $202,252, which is included in the net realized loss from option contracts written in the Statement of Operations. For the six months ended March 31, 2015, the Fund had gains from options contracts of $22,719 which is included in the net realized loss from option contracts purchased in the Statement of Operations. Net change in unrealized appreciation (depreciation) in the Statement of Operations includes $18,804 of net unrealized loss on option contracts purchased and $1,831 of net unrealized losses on option contracts written for the six months ended March 31, 2015.

The number of option contracts written and the premiums received by the Fund for the six months ended March 31, 2015, were as follows:

	Put Options			Call Options
	Number of		Premiums	Number of	Premiums
Written Options	Contracts		Received	Contracts	Received
Options outstanding, beginning of period	—		$—	27	$42,169
Options purchased/written		4	2,583	54	87,773
Options closed		(3)	(2,294)	(77)	(125,872)
Options exercised	—		—	—	—
Options expired		(1)	(289)	(4)	(4,070)
Options outstanding, end of period	—		$—	—	$—

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of March 31, 2015 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Segregated Cash at Broker – The Fund has $9,238,037 of cash on hand at two prime brokers representing the proceeds of securities sold short. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended March 31, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2015:

Realized gain (loss) on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2015
Options purchased	$22,719	$22,719
Options written	(202,252)	(202,252)
	$(179,533)	$(179,533)

Changes in unrealized appreciation/(depreciation)on derivatives recognized in the Statement of Operations
		Total for the
		Six Months Ended
Derivative Investment Type	Equity Risk	March 31, 2015
Options purchased	$(18,804)	$(18,804)
Options written	(1,831)	(1,831)
	$(20,635)	$(20,635)

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Persimmon Capital Management L.P. serves as the Fund’s investment advisor (the “Advisor”). The Advisor allocates portions of the Fund’s portfolio to be managed by several sub-advisors (each, a “Sub-Advisor”). Each of Caerus Global Investors LLC, ISF Management, LLC, Weatherbie Capital, LLC, Inc., Sonica Capital, LLC (“Sonica”), Turner Investment LP (“Turner”), Contravisory Investment Management, Inc. and V2 Capital, LLC (“V2”), served as a sub-advisor to the Fund during the six months ended March 31, 2015. As of March 31, 2015, Sonica, Turner and V2 no longer serve as Sub-Advisors.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board,

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.99% of the average daily net assets. Pursuant to separate sub-advisory agreements between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a specific percentage of the net assets of its managed allocated portion. The Sub-Advisors are paid by the Advisor, not the Fund. For the six months ended March 31, 2015, the advisory fees incurred by the fund amounted to $296,339.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2016, to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 3.24% and 2.99% of the daily average net assets attributable to each of the Class A, and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2015, the Advisor waived fees and reimbursed expenses in the amount of $2,826. Cumulative expenses subject to the aforementioned conditions will expire September 30 of the following years:

2016	$128,577
2017	$74,860
Total	$203,437

The Board, on behalf of the Fund’s Class A shares, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended March 31, 2015, Class A shares paid $4 pursuant to the Plan.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A and Class I shares. During the six months ended March 31, 2015, the Distributor did not receive any underwriting commissions for sales of Class A or Class I shares.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

5.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended September 30, 2014 was as follows:

Fiscal Year Ended
September 30, 2014
Ordinary Income	$—
Long-Term Capital Gain	534
$534

There was no distribution for fiscal period ended September 30, 2013.

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Other	Post October Loss	Unrealized	Total
Long-Term	Book/Tax	and	Appreciation/	Accumulated
Gains	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$719,565	$(154,173)	$(481,320)	$2,483,706	$2,567,778

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, adjustments for constructive sales, real estate investment trusts and mark-to-market on open 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $481,320.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, foreign currency gains/(losses) and net operating losses, and adjustments for real estate investment trusts, publicly traded partnerships, grantor trusts, return of capital from C-Corporation and capitalization of in lieu of dividend payments, resulted in reclassification for the year ended September 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(10,036)	$680,536	$(670,500)

6. REDEMPTION FEES

The Fund may assess a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their shares after holding them for less than sixty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended March 31, 2015, the Fund did not assess any redemption fees.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of March 31, 2015, Gregory Horn held 100% of the Class A shares.

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Persimmon Long/Short Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2015

As a shareholder of the Persimmon Long/Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning October 1, 2014 and ending March 31, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Annualized	Beginning	Ending Account	Expenses Paid During
	Actual	Expense Ratio	Account Value	Value	Period
	Expenses	**	10/1/14	3/31/2015	10/1/14 – 3/31/15
	Class A	3.24%	$1,000.00	$1,033.10	$16.42
	Class I	2.99%	$1,000.00	$1,033.90	$15.16
Table 2
		Annualized	Beginning	Ending Account	Expenses Paid During
	Hypothetical	Expense Ratio	Account Value	Value	Period *
	(5% return before expenses)	**	10/1/14	3/31/2015	10/1/14 – 3/31/15
	Class A	3.24%	$1,000.00	$1,008.78	$16.23
	Class I	2.99%	$1,000.00	$1,010.02	$14.98

*  Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
**Annualized expense ratio does not include interest expense or dividend expense.

Renewal of Advisory Agreements – Persimmon Long/Short Fund (Unaudited)

          In connection with a meeting held on November 19, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Persimmon Capital Management, LLC (“PCM”) and the Trust, with respect to the Persimmon Long/Short Fund, the “Fund”). The Trustees also considered the approval of investment sub-advisory agreements (the “Sub-Advisory Agreements”) between Persimmon Capital Management, LP. (“PCM”) and each of Caerus Global Investors, LLC (“CGI”), Contravisory Investment Management, Inc. (“CIM”), ISF Management, LLC (“ISF”), Weatherbie Capital, LLC (“WBC”), and V2 Capital, LLC (“V2”), with respect to the Fund. In considering the renewal of the Advisory and Sub-Advisory Agreements, the Trustees received materials specifically relating to the Advisory and Sub-Advisory Agreements.

          The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements.

PCM

          Nature, Extent and Quality of Service. The Board noted that the key personnel of PCM have extensive financial experience in hedge fund management, alternative vehicles, and conducting due diligence. The Board reviewed PCM’s investment process, noting it utilizes several sub-advisers with long/short hedge fund strategies to manage the Fund. The Board further noted that PCM performs due diligence on the sub-advisers by evaluating each sub-adviser on the following basis: manager pedigree, depth and quality of the investment and operations team, investment style, risk management process and risk metrics, historical returns, financial strength, operational controls, and regulatory and legal history. The Board discussed PCM’s risk management techniques, noting that, in response to the risk that multiple sub-advisers’ strategies might be excessively concentrated in one area, PCM has implemented a diversified set of risk factor exposures for each sub-adviser and monitors each sub-adviser’s holdings and the aggregated portfolio’s holdings daily to ensure that diversification remains vigorous. The Board noted that PCM monitors compliance with the Fund’s investment limitations on a daily basis, performing reviews of gross long exposure, short exposure, net exposure ranges, geographic exposure, security concentration levels, and portfolio turnover. The Board observed the fact that PCM had quickly addressed the findings of a SEC exam that occurred in 2013, and further that there were no material compliance or litigations issues reported since the initial approval of the advisory agreement. The Board acknowledged the labor involved with respect to the due diligence when managing a multi-manager fund and noted that PCM had demonstrated a willingness to make necessary changes, as shown by the termination of two sub-advisers for performance and strategy issues. The Board concluded that PCM has the ability to continue to provide high quality service to the Fund and its shareholders.

          Performance. The Board reviewed the Fund’s performance and noted that, while positive, it underperformed each of its peer group, Morningstar category, and benchmark index for the since-inception period, and outperformed its peer group, but underperformed its Morningstar category and benchmark index, during the most recent one-year period. The Board noted that this underperformance was primarily due to the Fund being constructed to exhibit lower volatility than similar funds and that the Fund’s upside and downside capture ratios, as compared to the similar ratios for the Morningstar category, supported this claim. The Board concluded that this level of underperformance was to be expected in the strong equity markets and that it appears that PCM has the ability to continue to provide reasonable performance to the Fund.

          Fees and Expenses. The Board noted that the PCM charges an annual management fee of 1.99%, which is higher than both the peer group and Morningstar category averages but within the range of fees charged by the Morningstar category and peer group. The Board further noted that the Fund’s expense ratio of 4.00% is higher than both its peer group and Morningstar category average and at the very high end of the range of the Morningstar category and higher than the peer group range. The Board recognized that these fees are higher than its peers due to the Fund’s multi-manager structure as compared to the funds in the Morningstar category, which consists primarily of single manager funds. The Board further noted that the Fund employs a hedge fund style strategy, but without the typical hedge fund style incentive fees. Taking each factor into consideration, the Board concluded that the management fee charged by PCM is not unreasonable.

          Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. However, a representative of PCM agreed that, as the Fund grows and PCM achieves economies of scale, PCM would be willing to discuss the implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

          Profitability. The Trustees reviewed the profitability analysis in connection with PCM’s advisory relationship with Persimmon, noting that PCM is not currently earning a profit from the relationship. The Trustees concluded the level of profit realized by PCM in connection with its relationship with the Fund was not excessive.

          Conclusion. Having requested and received such information from PCM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Persimmon.

CGI

          Nature, Extent & Quality of Services. The Board noted that CGI has been managing assets and servicing high net worth individuals, family offices, fund of funds, institutions, and pensions since 2009 and currently manages approximately $217 million. The Board discussed the key personnel, noting that they have significant experience primarily in the hedge fund area. The Board also noted that the strategy CGI employs is an equity long/short strategy seeking high returns and low volatility, based on CGI’s fundamental research in various sectors. The Board noted positively the sub-adviser’s representation that it will monitor risk limitations in several ways, including through a next day risk report developed in conjunction with their prime broker, a risk limit report produced by a third party, and an internal compliance software system permitting real time compliance alerts. The Board further noted that CGI has not been involved in any litigation or administrative actions since the last approval of the Sub-Advisory Agreement. The Board concluded that CGI should continue to provide a high level of service to the Fund, PCM and shareholders.

          Performance. The Board reviewed the performance data for the sub-advised portion of the Fund and noted that CGI’s portion of the Fund outperformed the HFRI Equity Hedge Index (“HFRI”) for the one year period, but slightly underperformed the HFRI for the period since inception. The Board observed that CGI’s portion of the Fund significantly outperformed its own hedge fund for the most recent one year period due to higher equity concentration in the Fund. The Board acknowledged that CGI performed as expected and appears to have the ability to continue to provide reasonable performance to the Fund.

          Fees & Expenses. The Board noted that CGI charges the Fund a 1% management fee on the assets under its management, which is lower than the 2% management fee (plus performance fee) charged to shareholders of its hedge fund. As the Fund is obtaining access to a manager with a hedge fund type strategy that is usually only available to qualified and institutional investors at a reduced rate, the Board concluded that CGI’s management fee is reasonable.

CIM

          Nature, Extent & Quality of Services. The Board noted that CIM has been advising institutions, individuals, and families with their investment management services and equity research products since 1972 and that CIM currently manages approximately $684 million in assets through two limited partnership hedge funds and a mutual fund. The Board reviewed the background information of key investment personnel responsible for servicing Persimmon and was satisfied with the many years and level of experience in the financial services industry and also noted its satisfaction that firm’s Chief Executive Officer has participated as an expert on several national financial news media networks. The Board noted

that CIM provides investment management services to the Fund in accordance with the long/short strategy as stated within the guidelines and limitations set by PCM. The Board noted that the investment decisions are based on CIM’s proprietary methodology which contains a real time data base of more than one million buy/sell signals, applied and tested over a diversity of market cycles since 1972. The Board further noted its satisfaction that CIM has a rigid sell discipline to mitigate portfolio risk and will only maintain a long position for as long as it continues to demonstrate long term relative price strength. The Board noted that Fund compliance is performed by the CIM’s CCO who works with the investment committee to ensure Fund limitations are applied to their internal processes. The Board further noted that CIM has had no material compliance or litigation issues since the last renewal of the Sub-Advisory Agreement. The Board noted that CIM’s investment team has a depth of experience with portfolio management related to both hedge funds and mutual funds and concluded that CIM can continue to provide high quality service to the Fund, PCM and the Fund’s shareholders.

          Performance. The Board reviewed the performance data for the sub-advised portion of the Fund and agreed that with less than one year of performance history managing the Fund, the information about a similarly managed hedge fund was more enlightening. The Board observed that CIM’s hedge fund has outperformed the HFRI for each of the one, five and since inception periods. The Board concluded that CIM has demonstrated that it can provide reasonable performance to the Fund.

Fees & Expenses. CIM charges the Fund a 0.75% management fee on the assets under its management, which is lower than the 1% management fee, plus a 20% incentive fee CIM charges to shareholders of its hedge fund. As the Fund is benefiting from access to a manager with a hedge fund type strategy that is usually only available to qualified and institutional investors at a reduced rate, the Board concluded that CIM’s management fee is reasonable.

ISF

          Nature, Extent and Quality of Service. The Board noted that the sub-adviser, ISF currently manages approximately $136 million in assets, specializing in value investing primarily for high net worth individuals through its hedge fund. The Trustees also noted that the key personnel at ISF have many years of industry experience where they held positions at hedge fund and mutual fund firms, investment banks, and insurance companies. The Board noted that ISF manages a long/short domestic equity portfolio, in which it identifies potential investments, then perform research and analysis for intrinsic value in relation to the stocks capital structure, asset base and prospects for cash generation. The Board reviewed the ISF approach to broker-dealer selection process and best execution practices, noting that ISF takes into consideration the full range and quality of a broker-dealer’s service and conducts an annual review of its best execution practices. The Board also noted that ISF had no material compliance or litigation issues to report since the last approval of the Sub-Advisory Agreement. The Board concluded that ISF should continue to provide a high level of service to the Fund, PCM and the Fund’s shareholders.

          Performance. The Board reviewed the performance data for the sub-advised portion of the Fund and noted that ISF’s portion of the Fund had outperformed the HFRI’s return for the one year and since inception periods. The Board concluded that ISF has performed well, and has the potential to continue to provide reasonable returns to the Fund.

          Fees & Expenses. The Trustees discussed that ISF charges the Fund a 1% management fee on the assets under its management, which is same fee it charges to a hedge fund client. As the Fund is getting access to a manager with a hedge fund type strategy that is usually only available to qualified and institutional investors, the Board concluded that ISF’s management fee is reasonable.

WBC

          Nature, Extent & Quality of Services. The Board noted WBC manages approximately $1.1 billion in assets. The Board reviewed the background information of the key investment personnel responsible for sub-advising the Fund noting that the investment team had a diversified and strong educational and financial background. The Board reviewed WBC’s investment process, noting that WBC employs multiple investment managers who are each individually responsible for managing and monitoring a specific segment of the portfolio. The Board noted that WBC monitors compliance through a daily review of trades, a portfolio holding report, and the utilization of tools in their accounting and management systems. The Board reviewed WBC’s process to broker-dealer selection, noting that WBC reviews all aspects of the brokers that it uses and utilizes a third party software program to conduct a cost/benefit analysis of a broker’s executions. The Board observed the fact that that WBC had no material compliance or litigation issues to report since the last approval of the Sub-Advisory Agreement. The Board concluded that WBC has the resources to continue to provide a high level of service to the Fund, PCM and the Fund’s shareholders.

          Performance. The Board reviewed the performance data for the portion of the Fund managed by WBC and noted that WBC’s portion of the Fund had underperformed the HFRI’s return for the one year period, but had outperformed the HFRI in the period since inception. The Board noted WBC’s explanation that the one-year underperformance to the HFRI was primarily due to several investments that had exaggerated gains in 2013 and returned some of these gains in 2014, despite having strong fundamentals throughout. The Board agreed that WBC has the potential to continue to provide reasonable returns to the Fund.

          Fees & Expenses. The Board discussed that WBC charges the Fund a 1.25% management fee on the assets under its management, which is higher than the 1.0% fee it charges to a different sub-advised fund, and discussed WBC’s assertion that this is due to the fact that the other sub-advised fund is substantially larger than Persimmon. They noted that WBC’s management fee is also higher than the base fee WBC charges its hedge fund, but WBC also charges the hedge fund a 20% incentive performance fee. The Trustees agreed that the Fund is getting access to a manager with a hedge fund type strategy that is usually only available to qualified and institutional investors and concluded that WBC’s management fee is not unreasonable.

V2

          Nature, Extent & Quality of Services. The Board noted that V2 was founded in 2004 and currently manages approximately $257 million in assets for separately managed accounts. The Board reviewed the background information of key investment personnel responsible for servicing the Fund and acknowledged that they have strong financial experience obtained at previous positions held at hedge fund and mutual fund firms, investment banks, and accounting firms. The Board noted that V2’s investment process is based on identifying and selecting equities of companies that it believes will continue to perform during market and economic downturns, and will be assisted with actively managed hedges on the portfolio’s long positions. The Board reviewed V2’s risk management approach, noting that it reviews potential equity investments based on bottom-up, fundamental analysis of companies for inclusion into the portfolio and will utilize option strategies as a hedging tactic to offset risk. The Board observed that V2’s broker-dealer selections are based on the firm’s pricing and ability to execute, while option trades are based on a bidding process where the bids are compared side-by-side. The Board observed the fact that that V2 had no material compliance or litigation issues to report since the last approval of the Sub-Advisory Agreement. The Board concluded that V2 should continue to provide a high level of service to the Fund, PCM and the Fund’s shareholders.

          Performance. The Board reviewed the performance data for the portion of the Fund managed by V2 and noted that V2 has outperformed the Morningstar Long/Short category return for the one year and since inception time periods. The Board noted that V2 has been a top performer for the Fund since being added as a sub-adviser and the hedging component can add value in the future. The Board agreed that V2 has the potential to continue to provide reasonable returns to the Fund.

          Fees & Expenses. The Board discussed the sub-advisory fee of 1% on the assets under its management, which is same fee it charged to shareholders of its hedge fund. The Board concluded that V2’s management fee is reasonable and that access to a manager with a hedge fund type strategy that is usually only available to qualified and institutional investors is a benefit to shareholders.

All Sub-Advisers

          Economies of Scale. The Trustees considered whether economies of scale with respect to the management of the Fund has been achieved. After discussion, the Trustees agreed that economies was a Fund level issue and should be considered with respect to the overall advisory contract and fee, taking into consideration the impact of the sub-advisory expense.

          Profitability. The Board considered the estimated profits realized by each sub-adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that due to the low level of the assets allocated to each Sub-Adviser by PCM and the fact that no Sub-Adviser had significant profits, the Board was satisfied that each Sub-Adviser’s level of profitability from its relationship with the Fund was reasonable.

          Conclusion. Having requested and received such information from each of CGI, CIM, ISF, WBC, and V2 as the Board believed to be reasonably necessary to evaluate the terms of each Sub-Adviser’s respective Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the fee structure of each Sub-Advisory Agreement is reasonable and that renewal of each Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of Persimmon.

Renewal of Advisory Agreement – Persimmon Long/Short Fund (Unaudited)

          In connection with a meeting held on February 3, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between Persimmon Capital Management, LP and Infinitas Capital, LLC (“IC”), with respect to the Persimmon Long/Short Fund (“Persimmon”).

          The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement.

          Nature, Extent & Quality of Services. The Board noted that IC was founded in 2011 and currently manages approximately $40 million in assets for separately managed accounts and private funds. The Board reviewed the background information of key investment personnel who would be responsible for managing the Fund and acknowledged the investment team’s wealth of experience obtained at investment banks and private equity firms and their background in managing hedge funds and alternative investments. The Board noted that IC will be employing its absolute return strategy for the Fund, which will consist of a moderately concentrated equity portfolio determined through fundamental research balanced with top-down risk management techniques. The Board reviewed, and was satisfied with, IC’s risk management process, noting that IC applies a strict sell discipline when an investment theory has been invalidated or a stock has reached its price target and may engage hedging techniques to preserve capital if market conditions necessitate. The Board also noted that IC has a risk management committee that will review the portfolio from a quantitative and qualitative standpoint and that IC reported that it will monitor compliance with the Fund’s investment limitations in real-time. The Board observed the fact that IC had no material compliance or litigation issues to report over the past three years. The Board concluded that, while IC is a relatively small advisory firm, it appears to have the experience and knowledge to provide high quality service to Persimmon and its shareholders.

          Performance. The Board reviewed the results of IC’s “ICAR” absolute return strategy (“ICAR Strategy”), the same strategy that will be used to advise the Fund, noting that it slightly underperformed the S&P 500 over the one year period, but outperformed the S&P 500 for the period since inception (October 2010). They also noted that the ICAR Strategy outperformed the HFRI Equity Hedge Index for both the one year and since inception periods. The Board concluded that, although past performance is not a guarantee of future returns, the IC investment team has shown it has the potential to deliver reasonable performance for the benefit of the Fund and its shareholders.

          Fees & Expenses. It was noted that IC has proposed a 1% management fee on the assets under its management in the Fund, which is lower than the 1% management fee, plus a 20% incentive fee, that IC charges for its separate accounts managed under the ICAR Strategy. As the Fund is benefiting from access to a manager with a hedge fund type strategy (that is usually only available to qualified and institutional investors) at a reduced rate, the Board concluded that IC’s proposed management fee was reasonable.

          Economies of Scale. The Trustees noted that they had previously discussed economies of scale as they relate to Persimmon’s sub-advisers and had determined that this matter was a Fund level issue and should be considered with respect to the overall advisory contract and fee, taking into consideration the impact of the sub-advisory expense rather than individual sub-advisory agreements. After discussion, the Trustees agreed that this determination was also applicable to the Sub-Advisory Agreement.

          Profitability. The Board considered the estimated profits to be realized by IC in connection with the sub-advisory services to be provided to the Fund and whether the amount of profit would be a fair entrepreneurial profit for the sub-advisory services. The Trustees noted IC initially expected to earn a very modest profit in the terms of actual dollars. As such, the Board was satisfied that IC’s expected level of profitability from its relationship with the Fund was reasonable.

          Conclusion. Having requested and received such information from IC as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, made up entirely of Independent Trustees, concluded that the sub-advisory fee structure was reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of Persimmon.

PRIVACY NOTICE	Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	•	Social Security number and income
	•	assets, account transfers and transaction history
	•	investment experience and risk tolerance
When you are no longer our customer, we continue to share your information as described in this notice.
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?	We collect your personal information, for example, when you
	•	open an account or give us contact information
	•	provide account information or give us your income information
	•	make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	•	sharing for affiliates’ everyday business purposes—information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	•	Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	•	Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR
Persimmon Capital Management, LP 1777 Sentry Parkway West Gwynedd Hall, Suite 102 Blue Bell, PA 19422

SUB-ADVISORS Caerus Global Investors, LLC 712 5th Ave, 19th Floor New York, NY 10019	Contravisory Investment Management, Inc. 120 Longwater Dr., Suite 100 Norwell, MA 02061

ISF Management, LLC 767 Third Ave, 39th Floor New York, NY 10017	Weatherbie Capital, LLC 265 Franklin Street, Suite 1601 Boston, MA 02110

ADMINISTRATOR Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Chief Executive Officer

Date 5/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Chief Executive Officer

Date 5/26/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Chief Financial Officer

Date 5/26/15